Credit Facilities (Details) - Schedule of Short-Term Bank Borrowings - Short-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total	$ 6,809,651	$ 10,022,335
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From May 25, 2023 to May 25, 2024
Interest rate	4.50%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members
Date of paid off
Total	$ 2,636,677
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From May 24, 2023 to May 24, 2024
Interest rate	4.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members
Date of paid off
Total	$ 460,923
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Term	From November 13, 2023 to May 12, 2024
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.
Date of paid off
Total	$ 1,135,411
Guilin Bank [Member]
Short-Term Debt [Line Items]
Term	From April 28, 2023 to April 28, 2024
Interest rate	8.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	Apr. 28, 2024
Total	$ 408,320
The Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From May 10, 2023 to May 10, 2024
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.
Date of paid off
Total	$ 337,920
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From October 20, 2023 to October 20, 2024
Interest rate	3.25%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off
Total	$ 1,126,400
China Construction Bank [Member]
Short-Term Debt [Line Items]
Term	From April 19, 2023 to April 19, 2024
Interest rate	3.95%
Collateral/ Guarantee	None
Date of paid off	Apr. 19, 2023
Total	$ 422,400
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From January 3, 2023 to January 3, 2024
Interest rate	3.65%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off	Jan. 03, 2024
Total	$ 281,600
The Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Term	From May 9, 2022 to May 9, 2023
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	May 09, 2023
Total		347,967
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From May 16, 2022 to May 16, 2023
Interest rate	4.50%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	May 16, 2023
Total		3,340,486
China Everbright Bank [Member]
Short-Term Debt [Line Items]
Term	From November 23, 2022 to November 22, 2023
Interest rate	5.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members
Date of paid off	Nov. 22, 2023
Total		2,087,804
Guilin Bank [Member]
Short-Term Debt [Line Items]
Term	From April 28, 2022 to April 28, 2023
Interest rate	8.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off	Apr. 28, 2023
Total		420,460
Zhejiang Mintai Commercial Bank [Member]
Short-Term Debt [Line Items]
Term	From June 30, 2022 to June 8, 2023
Interest rate	5.50%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang and his Spouse
Date of paid off	Jun. 08, 2023
Total		289,973
Zhejiang Tailong Commercial Bank Co., Ltd.[Member]
Short-Term Debt [Line Items]
Term	From November 18, 2022 to May 17, 2023
Interest rate	6.80%
Collateral/ Guarantee	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees
Date of paid off	May 17, 2023
Total		376,965
Haifa Baocheng Leasing Co., Ltd.[Member]
Short-Term Debt [Line Items]
Term	From September 2022 to September 2023
Interest rate	8.00%
Collateral/ Guarantee	Guarantee by Zhisheng’s accounts receivable
Date of paid off	Sep. 21, 2023
Total		1,273,857
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From January 3, 2022 to January 3, 2023
Interest rate	3.65%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off	Jan. 03, 2023
Total		289,973
Bank of China [Member]
Short-Term Debt [Line Items]
Term	From September 2022 to September 2023
Interest rate	3.65%
Collateral/ Guarantee	Guarantee by Mr. Lihui Wang
Date of paid off	Sep. 20, 2023
Total		1,159,891
China Construction Bank [Member]
Short-Term Debt [Line Items]
Term	From June 4, 2022 to June 4, 2023
Interest rate	3.8525%
Collateral/ Guarantee	None
Date of paid off	Jun. 04, 2023
Total		$ 434,959